Annual Operating Expenses {- Fidelity Large Cap Growth Index Fund} - 04.30 Fidelity Large Cap Growth Index Fund PRO-12 - Fidelity Large Cap Growth Index Fund - Fidelity Large Cap Growth Index Fund	Jun. 29, 2022
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%